Average Annual Total Returns - Vanguard Equity Income Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	FTSE High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes) 1 Year	FTSE High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes) 5 Years	FTSE High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	3.02%	10.56%	11.70%	2.23%	9.23%	10.45%	2.19%	8.16%	9.42%	3.13%	10.66%	11.80%	1.16%	10.03%	11.57%	20.79%	15.36%	13.74%